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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Lantern II L.L.C.
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number: 28-12764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. O'Toole
Title:    Managing Member
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Terence M. O'Toole           New York, New York          May 10, 2010
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT.   (Check here if a portion of the holdings for this
     reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   $179,348 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                       VALUE      SHARES/   SH/   PUT/   INVSMNT    OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
BREEZE-EASTERN CORP             COM       106764103    17,582    2,511,667   SH           SOLE               2,511,667
CHURCHILL DOWNS INC             COM       171484108       750       20,000   SH           SOLE                  20,000
CYMER INC                       COM       232572107    74,794    2,005,203   SH           SOLE               2,005,203
LAWSON PRODS INC                COM       520776105       299       19,300   SH           SOLE                  19,300
NUTRI SYS INC NEW               COM       67069D108    23,166    1,300,000   SH           SOLE               1,300,000
SIMPSON MANUFACTURING CO INC    COM       829073105     3,678      132,500   SH           SOLE                 132,500
TECHNITROL INC                  COM       878555101     6,125    1,160,100   SH           SOLE               1,160,100
TRIMAS CORP                     COM NEW   896215209    11,436    1,762,100   SH           SOLE               1,762,100
X-RITE INC                      COM       983857103    35,608   11,751,792   SH           SOLE              11,751,792
YOUBET COM INC                  COM       987413101     5,910    2,010,211   SH           SOLE               2,010,211